Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Related Party Transaction [Line Items]
Operating lease right-of-use assets	$ 4,011	$ 2,344		$ 6,500
Operating Lease, Liability	4,173			$ 6,500
Affiliated Entity
Related Party Transaction [Line Items]
Operating lease right-of-use assets	0
Operating Lease, Liability	0
Related Party
Related Party Transaction [Line Items]
Rental fee charged by a related party	$ 198	$ 207	$ 216